Share based payment arrangement - Summary of Terms and Conditions Related to Grants of Share Based Payment Arrangement (Detail)	12 Months Ended
Dec. 31, 2021 shares ₩ / shares
Series 1-1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares | shares	67,320
Exercise price | ₩ / shares	₩ 49,350
Exercise period	Mar. 25, 2019 ~ Mar. 24, 2022
Vesting conditions	2 years’ service from the grant date
Series 1-2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 24, 2017
Grant method	Reissue of treasury shares, cash settlement
Number of shares | shares	67,320
Exercise price | ₩ / shares	₩ 53,298
Exercise period	Mar. 25, 2020 ~ Mar. 24, 2023
Vesting conditions	3 years’ service from the grant date
Series 1-3 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares | shares	67,320
Exercise price | ₩ / shares	₩ 57,562
Exercise period	Mar. 25, 2021 ~ Mar. 24, 2024
Vesting conditions	4 years’ service from the grant date
Series 2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	February 20, 2018
Types of shares to be issued	Registered common shares
Number of shares | shares	4,124
Exercise price | ₩ / shares	₩ 50,824
Exercise period	Feb. 21, 2020 ~ Feb. 20, 2023
Vesting conditions	2 years’ service from the grant date
Series 3 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	February 22, 2019
Number of shares | shares	12,685
Exercise price | ₩ / shares	₩ 53,052
Exercise period	Feb. 23, 2021 ~ Feb. 22, 2024
Vesting conditions	2 years’ service from the grant date
Series 4 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 26, 2019
Number of shares | shares	5,266
Exercise price | ₩ / shares	₩ 50,862
Exercise period	Mar. 27, 2021 ~ Mar. 26, 2024
Vesting conditions	2 years’ service from the grant date
Series 5 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 26, 2020
Number of shares | shares	381,937
Exercise price | ₩ / shares	₩ 38,452
Exercise period	Mar. 27, 2023 ~ Mar. 26, 2027
Vesting conditions	3 years’ service from the grant date
Series 6 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 25, 2021
Number of shares | shares	94,657
Exercise price | ₩ / shares	₩ 50,276
Exercise period	Mar. 26, 2023 ~ Mar. 25, 2026
Vesting conditions	2 years’ service from the grant date
Cash settled share based payment arrangement [Member] | Share Appreciation Rights Of SK Telecom Co., Ltd. [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	January 1, 2021
Grant method	Cash settlement
Number of shares | shares	224,692
Exercise price | ₩ / shares	₩ 50,276
Exercise period	Jan. 1, 2023 ~ Mar. 28, 2024
Vesting conditions	2 years’ service from the grant date
Cash settled share based payment arrangement [Member] | Share Appreciation Rights of SK Square Co., Ltd. [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant method	Cash settlement
Number of shares | shares	145,247
Exercise price | ₩ / shares	₩ 50,276
Exercise period	Jan. 1, 2023 ~ Mar. 28, 2024
Vesting conditions	2 years’ service from the grant date